AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 12, 2015
1933 Act File No. 33-52850
1940 Act File No. 811-07242

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. [ 41 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. [ 42 ]

(Check appropriate box or boxes)

THE CUTLER TRUST
(Exact Name of Registrant as Specified in Charter)
525 Bigham Knoll
Jacksonville, Oregon 97530

Registrant's Telephone Number, including Area Code:   (513) 587-3400

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 41 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 40 filed October 23, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville and State of Oregon, on the 12th day of November, 2015.

THE CUTLER TRUST

By:	/s/ Erich M. Patten
Erich M. Patten, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Erich M. Patten	President	November 12, 2015
Erich M. Patten	(Chief Executive Officer)

/s/ Matthew C. Patten	Treasurer (Chief Financial	November 12, 2015
Matthew C. Patten	Officer and Chief Accounting
Officer) and Trustee

	Trustee	/s/ Tina H. Bloom
Edward T. Alter*		Tina H. Bloom
Attorney-in-fact*
	Trustee	November 12, 2015
John P. Cooney*

Trustee
Robert F. Turner*

INDEX TO EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase